UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Airlines — 2.4%
Spirit Airlines, Inc.*	1,255,176	$103,790,503
United Continental Holdings, Inc.*	2,273,108	139,182,403

		242,972,906

Auto Components — 0.8%
Delphi Automotive PLC (United Kingdom)	1,148,405	83,776,145

Banks — 0.8%
First Republic Bank	1,671,304	86,122,295

Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)*	981,829	94,648,316

Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.*	1,009,258	90,550,627
Incyte Corp.*(a)	1,555,776	117,538,877
Vertex Pharmaceuticals, Inc.*	720,952	84,985,822

		293,075,326

Capital Markets — 0.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	1,077,168	55,743,444

Chemicals — 3.8%
Airgas, Inc.	986,550	114,074,776
Albemarle Corp.(a)	1,536,467	90,713,012
Eastman Chemical Co.	1,019,369	84,526,077
FMC Corp.	1,859,284	101,145,050

		390,458,915

Commercial Services & Supplies — 2.1%
Copart, Inc.*	2,079,701	75,576,335
Stericycle, Inc.*(a)	1,105,659	142,541,558

		218,117,893

Communications Equipment — 0.9%
F5 Networks, Inc.*	724,041	93,538,857

Construction & Engineering — 1.7%
Fluor Corp.	1,344,726	83,359,565
Quanta Services, Inc.*	2,916,962	88,967,341

		172,326,906

Consumer Finance — 0.7%
SLM Corp.	7,307,361	70,735,254

Diversified Telecommunication Services
Zayo Group Holdings, Inc.*	148,773	4,089,770

Electrical Equipment — 1.0%
AMETEK, Inc.	1,952,624	99,505,719

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. (Class A Stock)	3,372,376	180,860,525

Energy Equipment & Services — 1.5%
Cameron International Corp.*	1,855,585	95,154,399
Core Laboratories NV	411,665	53,034,802

		148,189,201

Food & Staples Retailing — 2.0%
Kroger Co. (The)	1,574,899	94,241,956

Sprouts Farmers Market, Inc.*(a)	1,951,814	62,048,167
Whole Foods Market, Inc.	1,061,327	52,036,863

		208,326,986

Food Products — 2.7%
Hain Celestial Group, Inc. (The)*(a)	1,683,146	190,565,790
Mead Johnson Nutrition Co.	840,732	87,301,611

		277,867,401

Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.*	1,231,019	70,044,981
Cooper Cos., Inc. (The)	615,251	103,915,894

		173,960,875

Health Care Providers & Services — 6.5%
Catamaran Corp.*(a)	3,516,177	179,114,057
Centene Corp.*	1,116,140	110,241,148
Envision Healthcare Holdings, Inc.*	2,674,548	94,572,017
Henry Schein, Inc.*(a)	1,261,995	173,145,714
Universal Health Services, Inc. (Class B Stock)	1,020,276	106,741,275

		663,814,211

Hotels, Restaurants & Leisure — 2.3%
Norwegian Cruise Line Holdings Ltd.*(a)	2,068,169	90,771,937
Starwood Hotels & Resorts Worldwide, Inc.	1,844,399	145,707,521

		236,479,458

Household Products — 0.9%
Church & Dwight Co., Inc.	1,240,906	95,189,899

Independent Power & Renewable Electricity Producers — 0.5%
Abengoa Yield PLC (Spain)	1,984,474	55,962,167

Industrial Conglomerates — 1.8%
Roper Industries, Inc.	1,149,545	181,421,192

Insurance — 1.0%
W.R. Berkley Corp.	1,939,343	101,311,278

Internet & Catalog Retail — 1.0%
TripAdvisor, Inc.*(a)	591,143	43,537,682
Vipshop Holdings Ltd. (China), ADR*(a)	1,348,129	30,818,229
Wayfair, Inc. (Class A Stock)*(a)	1,054,585	25,584,232

		99,940,143

Internet Software & Services — 1.3%
LinkedIn Corp. (Class A Stock)*(a)	463,653	104,910,764
Twitter, Inc.*(a)	741,925	30,967,950

		135,878,714

IT Services — 2.4%
FleetCor Technologies, Inc.*	345,448	52,470,097
Vantiv, Inc. (Class A Stock)*	5,575,775	188,126,648

		240,596,745

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	448,902	85,690,903

Machinery — 3.0%
Flowserve Corp.	1,911,913	112,554,318
IDEX Corp.	1,207,906	92,779,260
Pall Corp.	1,087,549	104,524,335

		309,857,913

Metals & Mining — 0.9%
Reliance Steel & Aluminum Co.	1,450,757	92,761,403

Multiline Retail — 2.2%
Dollar Tree, Inc.*	3,295,098	225,252,899

Oil, Gas & Consumable Fuels — 3.9%
Concho Resources, Inc.*	1,281,341	122,047,730
Laredo Petroleum, Inc.*(a)	2,816,847	29,436,051
Marathon Petroleum Corp.	1,106,312	99,667,648
Noble Energy, Inc.	1,953,852	96,090,442
Whiting Petroleum Corp.*	1,160,386	48,469,323

		395,711,194

Pharmaceuticals — 3.3%
Endo International PLC*	1,223,520	89,524,959
Jazz Pharmaceuticals PLC*	342,115	60,585,145
Pacira Pharmaceuticals, Inc.*	538,644	50,594,831
Perrigo Co. PLC	835,612	133,856,686

		334,561,621

Professional Services — 2.6%
IHS, Inc. (Class A Stock)*	1,270,858	155,629,270
Towers Watson & Co. (Class A Stock)	958,306	108,250,246

		263,879,516

Real Estate Investment Trusts (REITs) — 4.0%
Crown Castle International Corp.	2,752,599	228,713,451
MFA Financial, Inc.	9,780,603	81,961,453
Starwood Property Trust, Inc.	3,960,259	95,283,832

		405,958,736

Real Estate Management & Development — 1.0%
CBRE Group, Inc. (Class A Stock)*	2,877,959	97,102,337

Road & Rail — 1.3%
Kansas City Southern	400,624	47,650,219
Old Dominion Freight Line, Inc.*	1,033,955	83,791,713

		131,441,932

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	1,531,504	83,681,378
Applied Materials, Inc.	3,191,013	76,743,863
Xilinx, Inc.	2,544,098	115,603,813

		276,029,054

Software — 9.6%
Activision Blizzard, Inc.	3,480,468	75,352,132
Check Point Software Technologies Ltd. (Israel)*(a)	2,109,199	163,062,175
Electronic Arts, Inc.*	3,531,693	155,147,273
Intuit, Inc.	1,637,713	153,732,119
Red Hat, Inc.*	3,033,859	188,554,337
ServiceNow, Inc.*	1,515,512	96,932,147
Splunk, Inc.*(a)	1,463,476	98,199,240
Ultimate Software Group, Inc. (The)*(a)	329,941	48,580,513

		979,559,936

Specialty Retail — 8.4%
GNC Holdings, Inc. (Class A Stock)	2,498,187	110,469,829
L Brands, Inc.	1,558,119	126,051,827
O’Reilly Automotive, Inc.*	621,932	113,651,854
Ross Stores, Inc.	1,946,238	178,041,852
Signet Jewelers Ltd.	833,144	109,108,538

Tiffany & Co.(a)	810,257	87,442,936
Ulta Salon Cosmetics & Fragrance, Inc.*	1,042,431	131,857,097

		856,623,933

Technology Hardware, Storage & Peripherals — 1.0%
SanDisk Corp.(a)	1,028,133	106,370,640

Textiles, Apparel & Luxury Goods — 2.9%
Burberry Group PLC (United Kingdom)	2,808,878	72,251,384
Kate Spade & Co.*	1,957,304	62,692,447
PVH Corp.	1,050,311	133,536,540
Under Armour, Inc. (Class A Stock)*	438,181	31,763,741

		300,244,112

Trading Companies & Distributors — 1.0%
WESCO International, Inc.*(a)	1,230,322	101,366,230

Wireless Telecommunication Services — 3.0%
SBA Communications Corp. (Class A Stock)*	2,505,254	304,814,253

TOTAL LONG-TERM INVESTMENTS (cost $7,194,820,000)		9,972,137,153

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $943,547,810; includes $689,006,498 of cash collateral for securities on loan)(b)(c)	943,547,810	943,547,810

TOTAL INVESTMENTS — 106.7% (cost $8,138,367,810)(d)		10,915,684,963
Liabilities in excess of other assets — (6.7)%		(686,586,605)

NET ASSETS — 100.0%		$10,229,098,358

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $668,082,585; cash collateral of $689,006,498 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$8,169,760,927

Appreciation	2,877,907,800
Depreciation	(131,983,764)

Net Unrealized Appreciation	$2,745,924,036

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$242,972,906	$—	$—
Auto Components	83,776,145	—	—
Banks	86,122,295	—	—
Beverages	94,648,316	—	—
Biotechnology	293,075,326	—	—
Capital Markets	55,743,444	—	—
Chemicals	390,458,915	—	—
Commercial Services & Supplies	218,117,893	—	—
Communications Equipment	93,538,857	—	—
Construction & Engineering	172,326,906	—	—
Consumer Finance	70,735,254	—	—
Diversified Telecommunication Services	4,089,770	—	—
Electrical Equipment	99,505,719	—	—
Electronic Equipment, Instruments & Components	180,860,525	—	—
Energy Equipment & Services	148,189,201	—	—
Food & Staples Retailing	208,326,986	—	—
Food Products	277,867,401	—	—
Health Care Equipment & Supplies	173,960,875	—	—
Health Care Providers & Services	663,814,211	—	—
Hotels, Restaurants & Leisure	236,479,458	—	—
Household Products	95,189,899	—	—
Independent Power & Renewable Electricity Producers	55,962,167	—	—
Industrial Conglomerates	181,421,192	—	—
Insurance	101,311,278	—	—
Internet & Catalog Retail	99,940,143	—	—
Internet Software & Services	135,878,714	—	—
IT Services	240,596,745	—	—
Life Sciences Tools & Services	85,690,903	—	—
Machinery	309,857,913	—	—
Metals & Mining	92,761,403	—	—
Multiline Retail	225,252,899	—	—
Oil, Gas & Consumable Fuels	395,711,194	—	—
Pharmaceuticals	334,561,621	—	—
Professional Services	263,879,516	—	—
Real Estate Investment Trusts (REITs)	405,958,736	—	—
Real Estate Management & Development	97,102,337	—	—
Road & Rail	131,441,932	—	—
Semiconductors & Semiconductor Equipment	276,029,054	—	—
Software	979,559,936	—	—
Specialty Retail	856,623,933	—	—
Technology Hardware, Storage & Peripherals	106,370,640	—	—
Textiles, Apparel & Luxury Goods	227,992,728	72,251,384	—
Trading Companies & Distributors	101,366,230	—	—
Wireless Telecommunication Services	304,814,253	—	—
Affiliated Money Market Mutual Fund	943,547,810	—	—

Total	$10,843,433,579	$72,251,384	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.